Financial Statements Select Asset Fund III Year ended December 31, 2001 with Report of Independent Auditors

Report of Independent Auditors

Board of Trustees and Stockholder

Select Asset Fund III

We have audited the accompanying statement of assets and liabilities of Select Asset Fund III, including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year ended December 31, 2001 and the period from August 24, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Select Asset Fund III at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended December 31, 2001 and the period from August 24, 2000 to December 31, 2000 in conformity with accounting principles generally accepted in the United States.

January 24, 2002

Select Asset Fund III

Statement of Assets and Liabilities

Year ended December 31, 2001

Assets
Investments in securities, at fair value (cost $477,052,789)	$432,279,211
Dividends receivable	438,620
Securities receivable	77,349
Interest receivable	1,101
Prepaid expenses	69,959
Total assets	432,866,240

Liabilities
Common stock dividend payable	684,288
AMPS dividends payable	296,544
Payable for securities purchased	258,988
Accrued expenses	87,785
Notes payable	379,500
Accrued interest expense	9,393
Total liabilities	1,716,498

Preferred stock:
Series A Auction Market Preferred Stock, $.01 par
value at liquidation preference $100,000 per share,
600 shares authorized, issued and outstanding	60,000,000
Series B Auction Market Preferred Stock, $.01 par
value at liquidation preference $100,000 per share,
1,000 shares authorized, issued and outstanding	100,000,000
Total preferred stock	160,000,000
Net assets (Note 7)	$271,149,742

Net assets are represented by:
Common stock at par value, $.01 per share,
199,998,400 shares authorized, 23,106,557 shares
issued and outstanding	$231,066
Additional paid-in capital	318,104,735
Accumulated net realized loss on investments	(2,412,481)
Net unrealized depreciation of investments	(44,773,578)
Net assets (Note 7)	$271,149,742

Net asset value per common share outstanding (Note 7)	$11.73

See accompanying notes.

Select Asset Fund III

Statement of Operations

Year ended December 31, 2001

Investment income:
Dividend income	$ 4,387,580
Interest income	10,145
Total investment income	4,397,725

Expenses:
Administration fees (Note 2)	120,093
Broker dealer fee	243,069
Independent auditors	46,590
Interest expense	33,347
Rating agency fees	81,689
Trustee fees (Note 2)	25,202
Auction agent fee	13,290
Insurance	11,784
Legal expenses	2,897
Other expenses	460
Total expenses	578,421
Net investment income	3,819,304

Net realized and unrealized gains (losses)
on investments:
Net realized loss on investments	(2,314,030)
Net unrealized depreciation of investments	(33,311,778)
Net decrease in net assets resulting from operations	$(31,806,504)

See accompanying notes.

Select Asset Fund III

Statements of Changes in Net Assets

		Period from
		August 24,
	Year ended	2000 to
	December 31,	December 31,
	2001	2000
From operations:
Net investment income	$ 3,819,304	$ 959,355
Net realized loss on investments	(2,314,030)	(98,451)
Net change in unrealized depreciation
on investments	(33,311,778)	(11,461,800)
Decrease in net assets resulting from operations	(31,806,504)	(10,600,896)

Dividends to stockholders from net investment income:
Auction market preferred stock	(3,135,016)	(797,748)
Common stock	(684,288)	(161,607)
	(3,819,304)	(959,355)

Increase (decrease) from capital transactions:
Issuance of common stock	-	231,066
Additional paid-in-capital	144,568,245	233,536,490
Distribution of capital to common stockholder	-	(60,000,000)
	144,568,245	173,767,556
Total increase in net assets	108,942,437	162,207,305

Net assets:
Beginning of period	162,207,305	-
End of period	$271,149,742	$162,207,305

See accompanying notes.

Select Asset Fund III

Notes to Financial Statements

December 31, 2001

1. Organization and Significant Accounting Policies

The Select Asset Fund III (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 24, 2000.

The Fund's objective is long-term capital appreciation with income as a secondary objective. The Fund's investments consist primarily of common stocks of large and medium capitalization U.S. companies. The Fund's investment portfolio must conform to certain rating agency asset coverage tests so long as the Fund has preferred stock outstanding.

On the date of commencement, the Fund received securities with an aggregate fair value of $231,065,574 from a collective trust fund for employee benefit plans in exchange for 23,106,557 shares of common stock. On September 5, 2000, the Fund issued $60,000,000 of AMPS (Auction Market Preferred Stock) and made a return of capital distribution to the common stockholder with the proceeds. On October 1, 2000 the Fund received additional paid-in-capital of $2,701,982 from the common shareholder.

On July 31, 2001, the common stockholder contributed securities with an aggregate fair value of $62,406,639 and $82,000,000 in cash as additional paid in capital. On August 3, 2001, the Fund issued an additional $100,000,000 of AMPS. The Fund purchased $182,000,000 in portfolio securities from the proceeds of the sale of the Series B AMPS and the cash contribution from the common shareholder.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in compensation during 2001. No other fees or expenses were paid to affiliated officers and trustees.

Comerica Bank serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank serves as investment advisor to the Fund. The annual investment management fee, which has been waived by the investment manager for 2001, is 0.00005% of average equity investments. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

Dividends to the common stockholder were $648,288 and $161,607 for the year ended December 31, 2001 and the period from August 24, 2000 to December 31, 2000, respectively.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold, excluding short-term securities, for the year ended December 31, 2001 were $247,783,886 and $3,428,446, respectively.

As of December 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were $20,557,187 and $65,330,764, respectively.

4. Auction Market Preferred Stock ("AMPS")

The Fund had outstanding, at December 31, 2001, 600 shares of Series A Auction Market Preferred Stock and 1,000 shares of Series B Auction Market Preferred Stock. The AMPS rates in effect on December 31, 2001 were 1.78% and 1.852%, respectively. The $60,000,000 of AMPS were issued in September 2000 and in August 2001 the Fund issued an additional $100,000,000 of Series B AMPS.

Each series of AMPS is redeemable at the option of the Fund in whole, but not in part, at a price of $100,000 per share plus accumulated and unpaid dividends. Dividends are cumulative from the date of original issue and are paid every 49 days at a rate set through auction. The Fund is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met.

In addition, the AMPS are subject to mandatory redemption if the Fund ceases to qualify as a regulated investment company or if Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the broker dealer. The liquidation value under mandatory redemption of the AMPS is $100,000 per share plus accumulated and unpaid dividends.

5. Notes Payable

As of December 31, 2001, the Fund had $379,500 of principal notes outstanding to investors. The notes are due on August 24, 2025 and bear interest at a floating rate. The interest rate, which resets annually, is set at the one-year U.S. Treasury bill rate plus 4.00%. As of December 31, 2001, the Fund was paying interest at 8.406% per annum.

6. Distributions to Shareholders

The tax character of distributions paid during the year ended December 31, 2001 and the period from August 24, 2000 to December 31, 2000 were as follows:

	2001	2000
Distributions paid from:
Ordinary income	$ 3,819,304	$ 959,355
Net long-term capital gains	-	-
Total taxable distributions	3,819,304	959,355
Tax return of capital	-	-
Total distributions paid	$ 3,819,304	$ 959,355

As of December 31, 2001 the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital losses*	(2,412,481)
Unrealized depreciation	(44,773,578)
Total accumulated deficit	$(47,186,059)

*On December 31, 2001, the Fund had a net capital loss carryforward of approximately $64,252 which will expire on December 31, 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, post October capital losses of $2,348,229.

7. Other Matters

In July 2001, EITF D-98 was issued and requires preferred stock containing provisions which require mandatory redemption upon the occurrence of certain events to be classified outside of net assets. EITF D-98 requires that information presented for all years comply with its provisions. Accordingly, the financial information, including financial highlights, for 2000 has been restated to reflect adoption of this standard.
Select Asset Fund III

Financial Highlights

	2001	2000 (3)
For a share of common stock outstanding throughout the period:
Net asset value, beginning of period	$ 7.02	$ -

Net investment income	0.17	0.04
Net realized and unrealized losses on investments	(1.55)	(0.50)
Total from investment operations	(1.38)	(0.46)

Capital contribution	6.26	10.11
Less distributions from net investment income:
Common stock equivalent of dividends paid to AMPS holders	(0.14)	(0.03)
Dividends paid to common shareholders	(0.03)	(0.01)
Less distributions from net net realized gains:
Dividends paid to common shareholders	-	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	-	(2.60)
Total distributions	(0.17)	(2.63)
Net asset value, end of period	$ 11.73	$ 7.02

Total investment return	-19.61%	-3.80%	(2)
Ratios/supplemental data:
Net assets at end of period (000s)	271,150	162,207
Average net assets (000s)	194,876	177,922
Ratio of expenses to average net assets
applicable to common stock (1)	0.30%	0.11%
Ratio of net investment income to average net
assets applicable to common stock (1)	0.35%	0.09%
Portfolio turnover	1.11%	1.01%

Asset coverage per AMPS share end of period	169,469	270,346
AMPS shares outstanding	1,600	600
Asset coverage for notes payable, end of period	71,449%	42,742%
Notes payable, end of period	379,500	379,500

(1) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.

(2) Total ainvestment return for the period, not annualized.

(3) For the period from August 24, 2000 (commencement of operations)
to December 31, 2000.

See accompanying notes.

SELECT ASSET FUND III

Portfolio of Investments

December 31, 2001

No. of

Shares Market Value

COMMON STOCK

AUTOMOBILES & COMPONENTS 0.98%

AUTO COMPONENTS

3,100 COOPER TIRE & RUBBER 49,476.00

6,300 DANA CORP 87,444.00

23,800 DELPHI AUTOMOTIVE SYSTEMS 325,108.00

6,800 GOODYEAR TIRE & RUBBER CO 161,908.00

3,700 JOHNSON CONTROLS INC 298,775.00

5,300 TRW INC 196,312.00

5,600 VISTEON CORP 84,224.00

AUTOMOBILES

77,068 FORD MOTOR CO 1,211,508.96

23,400 GENERAL MOTORS CORP 1,137,240.00

12,900 HARLEY DAVIDSON INC 700,599.00

TOTAL AUTOMOBILES & COMPONENTS $4,252,594.96

BANKS 5.67%

BANKS

15,800 AMSOUTH BANCORP 298,620.00

66,900 BANK OF AMERICA CORP 4,211,355.00

31,300 BANK OF NEW YORK INC 1,277,040.00

49,600 BANK ONE CORP 1,936,880.00

19,300 BB&T CORP 696,923.00

9,219 CHARTER ONE FINANCIAL INC 250,295.85

24,464 FIFTH THIRD BANCORP 1,506,493.12

44,488 FLEET BOSTON FINANCIAL CORP 1,623,812.00

6,800 GOLDEN WEST FINANCIAL CORP 400,180.00

10,700 HUNTINGTON BANCSHARES INC 183,933.00

18,100 KEYCORP 440,554.00

20,300 MELLON FINANCIAL CORP 763,686.00

25,600 NATIONAL CITY CORP 748,544.00

9,500 NORTHERN TRUST CO 572,090.00

12,300 PNC FINANCIAL CORP 691,260.00

12,200 PROVIDIAN FINANCIAL CORP 43,310.00

9,700 REGIONS FINANCIAL CORP 291,388.00

14,500 SOUTHTRUST CORP 357,715.00

12,400 SUNTRUST BANKS INC 777,480.00

12,300 SYNOVUS FINANCIAL CORP 308,115.00

5,800 UNION PLANTERS CORP 261,754.00

82,961 US BANCORP 1,736,373.73

57,900 WACHOVIA CORP 1,815,744.00

72,100 WELLS FARGO CO 3,132,745.00

3,900 ZIONS BANCORP 205,062.00

TOTAL BANKS $24,531,352.70

CAPITAL GOODS 8.75%

AEROSPACE/DEFENSE & DEFENSE

35,600 BOEING CO 1,380,568.00

8,600 GENERAL DYNAMICS CORP 684,904.00

4,400 GOODRICH B F CO 117,128.00

34,500 HONEYWELL INTERNATIONAL INC 1,166,790.00

18,500 LOCKHEED MARTIN CORP 863,395.00

3,600 NORTHROP GRUMMAN CORP 362,916.00

16,800 RAYTHEON CO 545,496.00

7,800 ROCKWELL COLLINS 152,100.00

20,000 UNITED TECHNOLOGIES CORP 1,292,600.00

BUILDING PRODUCTS

2,500 CRANE CO 64,100.00

19,600 MASCO CORP 480,200.00

CONSTRUCTION & ENGINEERING

3,400 FLUOR CORP 127,160.00

ELECTRICAL EQUIPMENT

8,300 AMERICAN POWER CONVERSON 120,018.00

4,000 COOPER INDUSTRIES INC 139,680.00

18,200 EMERSON ELECTRIC CO 1,039,220.00

8,300 MOLEX INC 256,885.00

3,400 POWER-ONE INC 35,394.00

7,800 ROCKWELL INTERNATIONAL CORP 139,308.00

2,500 THOMAS AND BETTS CORP 52,875.00

INDUSTRIAL CONGLOMERATES

422,400 GENERAL ELECTRIC CORP 16,929,792.00

16,900 MINNESOTA MINING & MANUFACTURING 1,997,749.00

6,000 TEXTRON INC 248,760.00

84,865 TYCO INTERNATIONAL LTD 4,998,548.50

MACHINERY

14,600 CATERPILLAR INC 762,850.00

1,800 CUMMINS ENGINE INC 69,372.00

6,100 DANAHER CORP 367,891.00

10,000 DEERE & CO 436,600.00

8,700 DOVER CORP 322,509.00

2,900 EATON CORP 215,789.00

12,900 ILLINOIS TOOL WORKS INC 873,588.00

6,800 INGERSOLL RAND CO 284,308.00

3,700 ITT INDUSTRIES INC 186,850.00

2,500 NAVISTAR INTERNATIONAL CORP 98,750.00

3,300 PACCAR INC 216,546.00

5,200 PALL CORP 125,112.00

5,000 PARKER HANNIFIN CORP 229,550.00

TRADING COMPANIES & DISTRIBUTORS

7,300 GENUINE PARTS CO 267,910.00

4,000 GRAINGER W W INC 192,000.00

TOTAL CAPITAL GOODS $37,845,211.50

COMMERCIAL SERVICES & SUPPLIES 2.33%

COMMERCIAL SERVICES & SUPPLIES

8,400 ALLIED WASTE INDUSTRIES INC 118,104.00

26,600 AUTOMATIC DATA PROCESSING 1,566,740.00

4,700 AVERY DENNISON CORP 265,691.00

7,800 BLOCK H & R INC 348,660.00

37,000 CENDANT CORP 725,570.00

7,200 CINTAS CORP 348,408.00

21,400 CONCORD EFS INC 701,492.00

7,300 CONVERGYS CORP 273,677.00

3,000 DE LUXE CORP 124,740.00

5,000 DONNELLEY R R & SONS 148,450.00

6,100 EQUIFAX INC 147,315.00

16,200 FIRST DATA CORP 1,270,890.00

7,950 FISERV INC 336,444.00

12,500 IMS HEALTH INC 243,875.00

15,900 PAYCHEX INC 557,136.00

10,500 PITNEY BOWES INC 394,905.00

7,500 ROBERT HALF INTERNATIONAL INC 200,250.00

5,700 SABRE GROUP HOLDINGS INC 241,395.00

37,350 WASHINGTON MUTUAL INC 1,221,345.00

26,600 WASTE MANAGEMENT INC 848,806.00

TOTAL COMMERCIAL SERVICES & SUPPLIES $10,083,893.00

CONSUMER DURABLES & APPAREL 0.87%

HOUSEHOLD DURABLES

2,700 AMERICAN GREETINGS CL A 37,206.00

3,500 BLACK & DECKER CORP 132,055.00

2,500 CENTEX CORP 142,725.00

6,500 FORTUNE BRANDS INC 257,335.00

1,900 KB HOME 76,190.00

8,400 LEGGETT & PLATT INC 193,200.00

3,200 MAYTAG CO 99,296.00

11,400 NEWELL RUBBERMAID INC 314,298.00

2,500 PULTE CORP 111,675.00

2,500 SNAP ON TOOLS CORP 84,150.00

3,600 STANLEY WORKS 167,652.00

2,500 TUPPERWARE CORP 48,125.00

2,800 WHIRLPOOL CORP 205,324.00

LEISURE EQUIPMENT & PRODUCTS

3,700 BRUNSWICK CORP 80,512.00

12,300 EASTMAN KODAK CO 361,989.00

7,300 HASBRO INC 118,479.00

18,300 MATTEL INC 314,760.00

TEXTILES & APPAREL

2,200 LIZ CLAIBORNE INC 109,450.00

11,500 NIKE INC CL B 646,760.00

2,500 REEBOK INTERNATIONAL LTD 66,250.00

4,800 V F CORP 187,248.00

TOTAL CONSUMER DURABLES & APPAREL $3,754,679.00

DIVERSIFIED FINANCIALS 7.75%

DIVERSIFIED FINANCIALS

4,500 AMBAC INC 260,370.00

56,800 AMERICAN EXPRESS CO 2,027,192.00

4,000 BEAR STEARNS COS INC 234,560.00

8,900 CAPITAL ONE FINANCIAL CORP 480,155.00

218,913 CITIGROUP INC 11,050,728.24

5,000 COUNTRYWIDE CREDIT INC 204,850.00

29,500 FEDERAL HOME LOAN MORTGAGE CORP 1,929,300.00

42,600 FEDERAL NATIONAL MORTGAGE ASSOCIATION 3,386,700.00

11,300 FRANKLIN RESOURCES INC 398,551.00

19,700 HOUSEHOLD INTERNATIONAL CORP 1,141,418.00

83,910 JP MORGAN CHASE & CO 3,050,128.50

10,500 LEHMAN BROTHERS HOLDINGS INC 701,400.00

36,300 MBNA CORP 1,277,760.00

35,700 MERRILL LYNCH & CO 1,860,684.00

6,700 MOODYS CORP 267,062.00

46,700 MORGAN STANLEY DEAN WITTER & CO 2,612,398.00

5,200 PRICE T ROWE GROUP INC 180,596.00

58,100 SCHWAB CHARLES CORP 898,807.00

13,900 STATE STREET CORP 726,275.00

9,300 STILWELL FINANCIAL INC 253,146.00

6,900 USA EDUCATION INC 579,738.00

TOTAL DIVERSIFIED FINANCIALS $33,521,818.74

ENERGY 5.28%

ENERGY EQUIPMENT & SERVICES

14,300 BAKER HUGHES INC 521,521.00

18,300 HALLIBURTON CO 239,730.00

6,300 NABORS INDS INC 216,279.00

5,700 NOBLE DRILLING CO 194,028.00

4,000 ROWAN COS INC 77,480.00

13,500 TRANSOCEAN SEDCO FOREX INC 456,570.00

OIL & GAS

3,800 AMERADA HESS CORP 237,500.00

10,700 ANADARKO PETROLEUM CORP 608,295.00

5,830 APACHE CORP 290,800.40

3,000 ASHLAND INC 138,240.00

8,500 BURLINGTON RESOURCES INC 319,090.00

45,395 CHEVRONTEXACO CORP 4,067,845.95

19,000 COCA COLA ENTERPRISES INC 359,860.00

26,600 CONOCO INC 752,780.00

5,559 DEVON ENERGY CORP 214,855.35

4,900 EOG RESOURCES INC 191,639.00

291,000 EXXON MOBIL CORP 11,436,300.00

4,000 KERR MCGEE CORP 219,200.00

15,800 OCCIDENTAL PETROLEUM CORP 419,174.00

16,180 PHILLIPS PETROLEUM CO 975,006.80

3,600 SUNOCO INC 134,424.00

10,400 UNOCAL CORP 375,128.00

13,100 USX-MARATHON GROUP 393,000.00

TOTAL ENERGY $22,838,746.50

FOOD & DRUG RETAILING 1.17%

FOOD & DRUG RETAILING

17,200 ALBERTSONS INC 541,628.00

16,700 CVS CORP 494,320.00

34,500 KROGER CO 720,015.00

21,500 SAFEWAY INC 897,625.00

5,600 SUPERVALUE INC 123,872.00

28,600 SYSCO CORP 749,892.00

43,300 WALGREEN CO 1,457,478.00

6,000 WINN-DIXIE STORES INC 85,500.00

TOTAL FOOD & DRUG RETAILING $5,070,330.00

FOOD BEVERAGE & TOBACCO 4.71%

BEVERAGES

37,600 ANHEUSER BUSCH COS 1,699,896.00

2,900 BROWN FORMAN INC CL B 181,540.00

105,900 COCA COLA CO 4,993,185.00

1,600 COORS ADOLPH CO CL B 85,440.00

12,200 PEPSI BOTTLING GROUP INC 286,700.00

74,480 PEPSICO INC 3,626,431.20

FOOD PRODUCTS

28,245 ARCHER DANIELS MIDLAND CO 405,315.75

17,400 CAMPBELL SOUP CO 519,738.00

22,900 CONAGRA INC 544,333.00

15,500 GENERAL MILLS INC 806,155.00

14,800 HEINZ H J CO 608,576.00

5,800 HERSHEY FOODS CORP 392,660.00

17,300 KELLOGG CO 520,730.00

33,500 SARA LEE CORP 744,705.00

9,600 WRIGLEY WILLIAM JR CO 493,152.00

TOBACCO

92,200 PHILIP MORRIS CO INC 4,227,370.00

7,000 UST INC 245,000.00

TOTAL FOOD BEVERAGE & TOBACCO $20,380,926.95

HEALTH CARE EQUIPMENT & SERVICES 3.08%

HEALTH CARE EQUIPMENT & SUPPLIES

9,000 APPLEREA CORP-APPLIED BIOSYS 353,430.00

2,200 BARD C R INC 141,900.00

2,300 BAUSCH & LOMB INC 86,618.00

25,200 BAXTER INTERNATIONAL INC 1,351,476.00

11,000 BECTON DICKINSON & CO 364,650.00

11,475 BIOMET INC 354,577.50

17,100 BOSTON SCIENTIFIC CORP 412,452.00

13,100 GUIDANT CORP 652,380.00

51,500 MEDTRONIC INC 2,637,315.00

3,600 ST. JUDE MEDICAL INC 279,540.00

8,400 STRYKER CORP 490,308.00

8,270 ZIMMER HLDGS INC 252,565.80

HEALTH CARE PROVIDERS & SERVICES

6,100 AETNA US HEALTHCARE 201,239.00

19,000 CARDINAL HEALTH INC 1,228,540.00

6,400 CIGNA CORP 592,960.00

21,900 HCA - THE HEALTHCARE COMPANY 844,026.00

16,600 HEALTHSOUTH CORP 246,012.00

7,200 HUMANA INC 84,888.00

4,400 MANOR CARE INC 104,324.00

12,100 MCKESSON HBOC INC 452,540.00

5,000 QUINTILES TRANSNATIONAL CORP 80,400.00

13,800 TENET HEALTHCARE CORP 810,336.00

13,500 UNITEDHEALTH GROUP INC 955,395.00

2,700 WELLPOINT HEALTH NETWORKS 315,495.00

TOTAL HEALTH CARE EQUIPMENT & SERVICES $13,293,367.30

HOTELS RESTAURANTS & LEISURE 0.80%

HOTELS RESTAURANTS & LEISURE

5,000 DARDEN RESTAURANTS INC 177,000.00

5,000 HARRAHS ENTERTAINMENT INC 185,050.00

15,700 HILTON HOTELS CORP 171,444.00

600 INTERNATIONAL GAME TECHNOLOGY 40,980.00

10,400 MARRIOTT INTERNATIONAL CL A 422,760.00

55,100 MCDONALDS CORP 1,458,497.00

16,200 STARBUCKS CORP 308,610.00

8,500 STARWOOD HOTELS & RESORTS 253,725.00

6,300 TRICON GLOBAL RESTAURANTS INC 309,960.00

4,800 WENDYS INTERNATIONAL INC 140,016.00

TOTAL HOTELS RESTAURANTS & LEISURE $3,468,042.00

HOUSEHOLD & PERSONAL PRODUCTS 2.21%

HOUSEHOLD PRODUCTS

10,100 CLOROX CO 399,455.00

23,900 COLGATE PALMOLIVE CO 1,380,225.00

22,700 KIMBERLY CLARK CORP 1,357,460.00

55,100 PROCTER & GAMBLE CO 4,360,063.00

PERSONAL PRODUCTS

2,400 ALBERTO CULVER CO CL B 107,376.00

10,100 AVON PRODUCTS INC 469,650.00

44,900 GILLETTE CO 1,499,660.00

TOTAL HOUSEHOLD & PERSONAL PRODUCTS $9,573,889.00

INSURANCE 4.26%

INSURANCE

22,400 AFLAC INC 550,144.00

30,300 ALLSTATE CORP 1,021,110.00

111,532 AMERICAN INTERNATIONAL GROUP 8,855,640.80

11,100 AON CORP 394,272.00

7,500 CHUBB CORP 517,500.00

6,800 CINCINNATI FINANCIAL CORP 259,420.00

14,400 CONSECO INC 64,224.00

10,100 HARTFORD FINANCIAL SERVICES GROUP INC 634,583.00

6,450 JEFFERSON PILOT CORP 298,441.50

13,100 JOHN HANCOCK FINANCIALSERVICES INC 541,030.00

8,000 LINCOLN NATIONAL CORP 388,560.00

8,400 LOEWS CORP 465,192.00

11,700 MARSH & MCLENNAN COS INC 1,257,165.00

6,300 MBIA INC 337,869.00

30,800 METLIFE 975,744.00

4,600 MGIC INVESTMENT CORP 283,912.00

3,100 PROGRESSIVE CORP 462,830.00

5,400 SAFECO CORP 168,210.00

9,100 ST. PAUL COS INC 400,127.00

5,300 TORCHMARK CORP 208,449.00

10,300 UNUMPROVIDENT CORP 273,053.00

400 XL CAPITAL LTD CL A 36,544.00

TOTAL INSURANCE $18,394,020.30

MATERIALS 2.45%

CHEMICALS

9,700 AIR PRODUCTS & CHEMICALS INC 455,027.00

38,199 DOW CHEMICAL CO 1,290,362.22

43,600 DUPONT DE NEMOURS & CO 1,853,436.00

3,300 EASTMAN CHEMICAL 128,766.00

5,400 ECOLAB INC 217,350.00

5,600 ENGLEHARD CORP 155,008.00

0 FMC CORP 0.00

2,100 GREAT LAKES CHEMICAL CORP 50,988.00

4,600 HERCULES INC 46,000.00

4,100 INTERNATIONAL FLAVORS & FRAGRANCES 121,811.00

7,200 PPG INDUSTRIES INC 372,384.00

6,800 PRAXAIR INC 375,700.00

9,400 ROHM & HAAS CO 325,522.00

3,200 SIGMA-ALDRICH CORP 126,112.00

CONSTRUCTION MATERIALS

4,300 VULCAN MATERIALS CO 206,142.00

CONTAINERS & PACKAGING

1,200 BALL CORP 84,840.00

2,200 BEMIS CO 108,196.00

6,800 PACTIV CORP 120,700.00

3,600 SEALED AIR CORP 146,952.00

2,100 TEMPLE INLAND INC 119,133.00

METALS & MINING

36,100 ALCOA INC 1,283,355.00

3,400 ALLEGHENY TECHNOLOGIES INC 56,950.00

5,936 BARRICK GOLD CORP 94,679.20

6,100 FREEPORT-MCMORAN COPPER CL B 81,679.00

8,350 NEWMONT MINING CORP 159,568.50

3,300 NUCOR CORP 174,768.00

3,400 PHELPS DODGE CORP 110,160.00

3,800 USX-U S STEEL GROUP 68,818.00

3,600 WORTHINGTON INDUSTRIES INC 51,120.00

PAPER & FOREST PRODUCTS

2,400 BOISE CASCADE CORP 81,624.00

9,653 GEORGIA PACIFIC CORP 266,519.33

20,600 INTERNATIONAL PAPER CO 831,210.00

4,400 LOUISIANA PACIFIC CORP 37,136.00

4,200 MEAD CORP 129,738.00

4,300 WESTVACO CORP 122,335.00

9,200 WEYERHAEUSER CO 497,536.00

4,700 WILLIAMETTE INDUSTRIAL 244,964.00

TOTAL MATERIALS $10,596,589.25

MEDIA 4.21%

MEDIA

188,600 AOL TIME WARNER 6,054,060.00

25,465 CLEAR CHANNEL COMMUNICATIONS INC 1,296,423.15

40,200 COMCAST CORP CL A 1,447,200.00

86,700 DISNEY WALT CO 1,796,424.00

3,700 DOW JONES & CO 202,501.00

11,300 GANNETT CO INC 759,699.00

16,000 INTERPUBLIC GROUP COS INC 472,640.00

3,600 KNIGHT-RIDDER INC 233,748.00

8,300 MCGRAW-HILL COS INC 506,134.00

2,100 MEREDITH CORP 74,865.00

6,800 NEW YORK TIMES CO CL A 294,100.00

7,900 OMNICOM GROUP INC 705,865.00

4,500 TMP WORLDWIDE INC 193,050.00

12,700 TRIBUNE CO 475,361.00

8,900 UNIVISION COMMUNICATIONS INC 360,094.00

75,800 VIACOM INC CL B 3,346,570.00

TOTAL MEDIA $18,218,734.15

PHARMACEUTICALS & BIOTECHNOLOGY 11.33%

BIOTECHNOLOGY

44,400 AMGEN INC 2,505,936.00

6,300 BIOGEN INC 361,305.00

8,100 CHIRON CORP 355,104.00

9,100 MEDIMMUNE INC 421,785.00

PHARMACEUTICALS

65,900 ABBOT LABORATORIES 3,673,925.00

5,600 ALLERGAN INC 420,280.00

56,000 AMERICAN HOME PRODUCTS 3,436,160.00

82,700 BRISTOL MYERS SQUIBB CO 4,217,700.00

7,500 FOREST LABS 614,625.00

130,480 JOHNSON & JOHNSON 7,711,368.00

10,366 KING PHARMACEUTICALS INC 436,719.58

47,900 LILLY ELI & CO 3,762,066.00

96,800 MERCK & CO INC 5,691,840.00

267,500 PFIZER INC 10,659,875.00

54,900 PHARMACIA CORP 2,341,485.00

62,300 SCHERING PLOUGH 2,230,963.00

4,500 WATSON PHARMACEUTICALS INC 141,255.00

TOTAL PHARMACEUTICALS & BIOTECHNOLOGY $48,982,391.58

REAL ESTATE 0.12%

REAL ESTATE

17,200 EQUITY OFFICE PPTYS TR 517,376.00

TOTAL REAL ESTATE $517,376.00

RETAILING 6.42%

MULTILINE RETAIL

4,800 BIG LOTS INC 49,920.00

19,200 COSTCO WHOLESALE CORP 852,096.00

3,600 DILLARDS INC CL A 57,600.00

14,100 DOLLAR GENERAL 210,090.00

7,300 FAMILY DOLLAR STORES 218,854.00

8,400 FEDERATED DEPARTMENT STORES INC 343,560.00

20,900 K MART 114,114.00

14,200 KOHLS CORP 1,000,248.00

12,700 MAY DEPARTMENT STORES CO 469,646.00

5,700 NORDSTROM INC 115,311.00

11,200 PENNEY JC INC 301,280.00

14,000 SEARS ROEBUCK & CO 666,960.00

38,300 TARGET CORP 1,572,215.00

189,600 WAL MART STORES INC 10,911,480.00

SPECIALTY RETAIL

4,800 AUTOZONE INC 344,640.00

12,300 BED BATH & BEYOND INC 416,970.00

8,900 BEST BUY INC 662,872.00

8,900 CIRCUIT CITY STORES 230,955.00

36,600 GAP INC 510,204.00

99,400 HOME DEPOT 5,070,394.00

18,200 LIMITED INC 267,904.00

32,700 LOWES COS 1,517,607.00

12,700 OFFICE DEPOT INC 235,458.00

7,900 RADIOSHACK CORP 237,790.00

6,700 SHERWIN WILLIAMS CO 184,250.00

19,400 STAPLES INC 362,780.00

6,200 TIFFANY & CO 195,114.00

11,900 TJX COS INC 474,334.00

8,400 TOYS R US 174,216.00

TOTAL RETAILING $27,768,862.00

SOFTWARE & SERVICES 5.79%

INTERNET SOFTWARE & SERVICES

24,100 YAHOO INC 427,534.00

IT CONSULTING & SERVICES

7,200 COMPUTER SCIENCES CORP 352,656.00

19,900 ELECTRONIC DATA SYSTEMS CORP 1,364,145.00

5,200 SAPIENT CORP 40,144.00

13,500 UNISYS CORP 169,290.00

SOFTWARE

10,200 ADOBE SYSTEMS INC 316,710.00

2,300 AUTODESK INC 85,721.00

10,400 BMC SOFTWARE INC 170,248.00

7,900 CITRIX SYSTEMS INC 179,014.00

24,500 COMPUTER ASSOCIATES INTERNATIONAL INC 845,005.00

15,700 COMPUWARE CORP 185,103.00

8,900 INTUIT INC 380,564.00

3,500 MERCURY INTERACTIVE CORP 118,930.00

228,900 MICROSOFT CORP 15,169,203.00

15,300 NOVELL INC 70,227.00

236,600 ORACLE CORP 3,267,446.00

11,200 PARAMETRIC TECHNOLOGY CORP 87,472.00

12,500 PEOPLESOFT INC 502,500.00

19,300 SIEBEL SYSTEMS 540,014.00

16,900 VERITAS SOFTWARE CO 757,458.00

TOTAL SOFTWARE & SERVICES $25,029,384.00

TECHNOLOGY HARDWARE & EQUIPMENT 9.14%

COMPUTERS & PERIPHERALS

14,900 APPLE COMPUTER INC 326,310.00

71,900 COMPAQ COMPUTER CORP 701,744.00

110,700 DELL COMPUTER CORP 3,008,826.00

94,000 EMC CORP 1,263,360.00

13,800 GATEWAY INC 110,952.00

82,700 HEWLETT PACKARD CO 1,698,658.00

73,300 IBM CORP 8,866,368.00

5,500 LEXMARK INTERNATIONAL GROUP INC CL A 324,500.00

4,100 NCR CORP 151,126.00

13,900 NETWORK APPLIANCE INC 303,993.00

24,100 PALM INC 93,508.00

137,900 SUN MICROSYSTEMS 1,701,686.00

ELECTRONIC EQUIPMENT & INSTRUMENTS

19,400 AGILENT TECHNOLOGIES INC 553,094.00

8,100 JABIL CIRCUIT INC 184,032.00

2,000 MILLIPORE CORP 121,400.00

5,200 PERKINELMER INC 182,104.00

13,600 SANMINA CORP 270,640.00

28,500 SOLECTRON CORP 321,480.00

9,600 SYMBOL TECHNOLOGIES 152,448.00

4,000 TEKTRONIX INC 103,120.00

7,700 THERMO ELECTRON CORP 183,722.00

5,600 WATERS CORP 217,000.00

SEMICONDUCTOR EQUIPMENT & PRODUCTS

14,600 ADVANCED MICRO DEVICES 231,556.00

16,500 ALTERA CORP 350,130.00

15,300 ANALOG DEVICES INC 679,167.00

34,600 APPLIED MATERIALS INC 1,387,460.00

12,800 APPLIED MICRO CIRCUITS CORP 144,896.00

11,100 BROADCOM CORP 454,878.00

10,500 CONEXANT SYSTEMS INC 150,780.00

285,600 INTEL CORP 8,982,120.00

7,900 KLA INSTRUMENTS CORP 391,524.00

13,500 LINEAR TECHNOLOGY CORP 527,040.00

15,400 LSI LOGIC CORP 243,012.00

14,012 MAXIM INTEGRATED PRODUCTS 735,770.12

25,400 MICRON TECHNOLGY INC 787,400.00

7,400 NATIONAL SEMICONDUCTOR CORP 227,846.00

6,100 NOVELLUS SYSTEMS INC 240,645.00

3,900 QLOGIC CORP 173,589.00

7,400 TERADYNE INC 223,036.00

73,900 TEXAS INSTRUMENTS 2,069,200.00

7,800 VITESSE SEMICONDUCTOR CORP 97,188.00

14,200 XILINK INC 554,510.00

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT $39,491,818.12

TECHNOLOGY HARDWARE & TOOLS & 2.72%

EQUIPMENT

COMMUNICATIONS EQUIPMENT

33,300 ADC TELECOMMUNICATIONS INC 153,180.00

3,500 ANDREW CORP 76,615.00

12,041 AVAYA INC 146,298.15

312,100 CISCO SYSTEMS INC 5,652,131.00

7,900 COMVERSE TECHNOLOGY INC 176,723.00

40,200 CORNING INC 358,584.00

56,500 JDS UNIPHASE CORP 493,245.00

145,000 LUCENT TECHNOLOGIES INC 912,050.00

94,700 MOTOROLA INC 1,422,394.00

32,200 QUALCOMM INC 1,626,100.00

6,900 SCIENTIFIC ATLANTA 165,186.00

17,400 TELLABS INC 261,522.00

OFFICE ELECTRONICS

30,600 XEROX CORP 318,852.00

TOTAL TECHNOLOGY HARDWARE & TOOLS & $11,762,880.15

EQUIPMENT

TELECOMMUNICATION SERVICES 5.66%

DIVERSIFIED TELECOMMUNICATION

SERVICES

150,500 A T & T CORP 2,730,070.00

13,300 ALLTEL CORP 821,009.00

79,800 BELLSOUTH CORP 3,044,370.00

6,000 CENTURYTEL INC 196,800.00

12,100 CITIZENS COMMUNICATIONS CO 128,986.00

70,700 QWEST COMMUNICATIONS INTERNATIONAL 998,991.00

143,400 SBC COMMUNICATIONS INC 5,616,978.00

37,700 SPRINT CORP 757,016.00

115,200 VERIZON COMMUNICATIONS 5,467,392.00

125,500 WORLDCOM INC 1,767,040.00

WIRELESS TELECOMMUNICATION SERVICES

107,717 AT&T WIRELESS SERVICES 1,547,893.29

34,000 NEXTEL COMMUNICATIONS INC CL A 372,640.00

41,900 SPRINT CORP PCS GROUP 1,022,779.00

TOTAL TELECOMMUNICATION SERVICES $24,471,964.29

TRANSPORTATION 0.78%

AIR FREIGHT & COURIERS

13,100 FEDEX CORP 679,628.00

AIRLINES

6,500 AMR CORP 144,105.00

5,200 DELTA AIR LINES INC 152,152.00

32,450 SOUTHWEST AIRLINES CO 599,676.00

2,900 US AIR GROUP 18,386.00

ROAD & RAIL

16,700 BURLINGTON NORTHERN SANTA FE 476,451.00

9,100 CSX CORP 318,955.00

16,400 NORFOLK SOUTHERN CORP 300,612.00

2,600 RYDER SYSTEMS INC 57,590.00

10,600 UNION PACIFIC CORP 604,200.00

TOTAL TRANSPORTATION $3,351,755.00

UTILITIES 3.19%

ELECTRIC UTILITIES

22,700 AES CORP 371,145.00

5,300 ALLEGHENY ENERGY INC 191,966.00

5,800 AMEREN CORP 245,340.00

13,700 AMERICAN ELECTRIC POWER INC 596,361.00

12,700 CALPINE CORP 213,233.00

6,800 CINERGY CORP 227,324.00

5,600 CMS ENERGY CORP 134,568.00

9,000 CONSOLIDATED EDISON INC 363,240.00

7,000 CONSTELLATION ENERGY GROUP 185,850.00

11,100 DOMINION RESOURCES INC 667,110.00

7,000 DTE ENERGY CO 293,580.00

32,900 DUKE POWER CO 1,291,654.00

13,900 EDISON INTERNATIONAL 209,890.00

9,400 ENTERGY CORP 367,634.00

13,612 EXELON CORP 651,742.56

12,883 FIRSTENERGY CORP 450,647.34

7,500 FPL GROUP INC 423,000.00

16,968 MIRANT CORP 271,827.36

6,800 NIAGARA MOHAWK HOLDINGS INC 120,564.00

16,500 PG&E CORP 317,460.00

3,600 PINNACLE WEST CAPITAL CORP 150,660.00

6,200 PPL CORP 216,070.00

9,315 PROGRESS ENERGY INC 419,454.45

8,900 PUBLIC SERVICE ENTERPRISE GROUP 375,491.00

12,700 RELIANT ENERGY INC 336,804.00

29,200 SOUTHERN CO 740,220.00

5,800 TECO ENERGY 152,192.00

10,900 TXU CORP 513,935.00

14,605 XCEL ENERGY INC 405,142.70

GAS UTILITIES

21,711 EL PASO CORP 968,527.71

5,800 KEYSPAN CORP 200,970.00

4,900 KINDER MORGAN INC 272,881.00

1,900 NICOR INC 79,116.00

8,789 NISOURCE INC 202,674.34

1,500 PEOPLES ENERGY CORP 56,895.00

8,800 SEMPRA ENERGY 216,040.00

MULTI-UTILITIES

14,900 DYNEGY INC 379,950.00

20,600 WILLIAMS COS INC 525,712.00

TOTAL UTILITIES $13,806,871.46

TOTAL COMMON STOCK $431,007,497.95

OTHER

CASH EQUIVALENTS 0.29%

CASH EQUIVALENTS

1,271,713 JANUS INSTL MONEY MARKET SER 2 1,271,713.41

TOTAL CASH EQUIVALENTS $1,271,713.41

TOTAL OTHER $1,271,713.41

TOTAL INVESTMENTS - (cost $234,362,729) 100.00% $432,279,211.36

See accompanying notes to financial statements

Select Asset Fund III

Interested Persons*:

(1) Name, Age and Address,	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee

James A. McIntosh, 51 411 W. Lafayette Detroit, MI 48226	President, Chief Executive Officer, Trustee and Member the Executive Committee	term expires upon resignation or removal; since 2000	Founder of Select Consulting Group, LLC since May 2001; First Vice President, Comerica Bank & Trust, National Association, from 1999 to 2001; First Vice President, Comerica Bank, from 1994 to 2001.	1	None

Jane S. Miller, 59 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee and Member of the Executive Committee	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 1998; Vice President, Comerica Bank, since 1992.	1	None

Robert H. Bockrath II, 34 411 W. Lafayette Blvd. Detroit, MI 48226	Secretary and Treasurer	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 2002; Vice President, Comerica Bank, since 2002; Assistant Vice President, Comerica Bank, from 1997 to 2002.	n/a	n/a

*Mr. McIntosh is an interested person because he is an officer of the Fund. Ms. Miller is an interested person because she is an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above, each of which is affiliated person of the Fund. Mr. Bockrath is an interested person because he is an officer of the Fund and an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above.

Independent Persons:

(1) Name, Address, and Age	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Trustee-ships Held by Trustee

John F. Sase, 51 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Head of research project, Focus Hope, since 1992; Consultant, Sase Associates, since 1992; Member of the faculty at School of Business Administration, Oakland University, since 1992.	1	None

Stephen E. Weiner, 60 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Associate Director of Trust Investments, Ford Motor Co., from 1984-1997	1	None

Russell P. Flynn, 69 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Director of Pension Fund Investment, Chrysler Corporation, from 1981-1997.	1	None

Board of Trustees:

The role of the Board of Trustees is to provide general oversight of the Fund's business, and to ensure that the Fund is operated for the benefit of its shareholders.

The Board of Trustees has two standing Committees, an Audit Committee and an Executive Committee. The Audit Committee consists of Trustees Russell P. Flynn and Stephen E. Weiner, both of whom are Independent Directors. The Audit Committee functions to assure the integrity and credibility of the Fund's financial reporting system. In its capacity, the Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect on the Fund's financial operations. The Executive Committee consists of Trustees James A. McIntosh and Jane S. Miller and functions on behalf of the Board of Trustees in the intervals between meetings of the Board of Trustees based on the authority granted to it by the Board.